Revenue (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenue
Total revenue	$ 438,961	$ 446,943	$ 424,105
Financial Services
Net revenue
Total revenue	126,576	129,512	126,529
Consumer goods
Net revenue
Total revenue	95,568	89,847	91,920
Retail and industrial goods
Net revenue
Total revenue	85,855	54,942	59,763
Technology and Telecommunications
Net revenue
Total revenue	50,569	77,275	63,795
Life sciences
Net revenue
Total revenue	40,334	49,457	53,164
Others
Net revenue
Total revenue	$ 40,059	$ 45,910	$ 28,934